Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
OPERATING ACTIVITIES
Net (loss) income	$ (3,594,261)	$ 1,878,786	$ 939,309
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Provision for losses on accounts receivable and other current assets	3,628,544	830,266	422,388
Provision for obsolete inventories	115,191	30,403	176,570
Depreciation	2,842,787	2,940,387	2,036,438
Amortization of intangible assets	58,164	734,150	820,468
Amortization of convertible note discount	46,165
Loss (gain) on sale of property and equipment and land use rights		4,243	(7,845)
Loss from disposal of inventories	62,732	189,861	138,316
Stock-based payments for consulting services	86,326	43,788	96,313
Stock-based compensation	494,316	584,629	487,407
Gain from write-off of long aged payables		(278,099)	(678,012)
Impairment of long-term investments		45,400
Change in fair value of warrants liability			(3,720)
Changes in operating assets and liabilities:
Accounts receivable	923,873	(5,156,120)	(2,145,097)
Accounts receivable from related parties	(5,262,357)	(5,137,222)	(4,694,068)
Inventories	207,233	(320,267)	652,921
Increase in other non-current assets	(4,343,311)
Other receivables and prepaid expenses	4,385,133	2,497,105	6,962,862
Advances to suppliers	(598,082)	1,123,765	(1,423,441)
Amounts due to/from related parties	(870,859)	(118,771)
Other payables and accrued expenses	663,584	652,149	1,497,312
Advances from customers	122,720	38,951	(1,442,928)
Advances from customers from related parties	91,233	(939,957)	2,111,157
Accounts payable and bills payable	(503,267)	3,963,341	(239,628)
Accounts payable from related party		68,845
Income tax payable	(237,968)	(1,201,831)	(1,166,473)
Net cash (used in) provided by operating activities	(1,682,104)	2,473,802	4,540,249
INVESTING ACTIVITIES
Proceeds from sale of property and equipment	133	577	7,845
Purchases of property and equipment	(1,619,325)	(1,797,510)	(3,783,064)
Disbursement of loan receivable - related party	(400,608)
Proceeds(disbursement) of Loan receivable	2,171,655	(2,270,006)
Net cash provided by (used in) investing activities	151,855	(4,066,939)	(3,775,219)
FINANCING ACTIVITIES
Proceeds from borrowings under short-term loans	7,817,959	6,810,017	8,880,840
Proceeds from exercise of consultants stock options		44,843
Proceeds from issuance of convertible note, net of debt issuance costs	1,000,000
Proceeds from issuance of ordinary shares in connection with private placement		1,500,000
Repayment of short-term loans	(7,231,612)	(8,178,074)	(9,366,326)
Net cash provided by (used in) financing activities	1,586,347	176,786	(485,486)
Effect of exchange rate changes on cash and cash equivalents	(189,692)	(191,197)	(771,111)
NET DECREASE IN CASH AND CASH EQUIVALENTS	(133,594)	(1,607,548)	(491,567)
CASH AND CASH EQUIVALENTS, BEGINNING	1,653,260	3,260,808	3,752,375
CASH AND CASH EQUIVALENTS, ENDING	1,519,666	1,653,260	3,260,808
Cash paid during the year
Income taxes		600	3,057
Interest	445,582	484,403	450,024
Supplemental disclosure of significant non-cash transactions:
Issuance of 479,004 ordinary shares as a result of cashless exercise of stock options		626,000
Purchase of software	1,600,000	1,500,000
Issuance 240,000 ordinary shares as compensation of a consultant's service	110,000
Issuance an individual investor warrant to purchase 160,000 shares of the Company's ordinary share in connection with the issuance of a convertible promissory note.	1,040,000
Issuance warrant to purchase 150,000 shares of the Company's ordinary shares as compensation of a consultant's service.	$ 58,000